JANUARY 4, 2016
Summary Prospectus
BBIF Government Securities Fund  |  Class 1, 2, 3 and 4 Shares
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 4, 2016, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BBIF Government Securities Fund
Investment Objective

The investment objective of BBIF Government Securities Fund (“Government Fund” or the “Fund”) is to seek preservation of capital, current income and liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Government Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1,2]		Class 1		Class 2		Class 3		Class 4
Management Fee[1]		0.24%		0.24%		0.24%		0.24%
Distribution and/or Service (12b-1) Fees		1.00%		0.68%		0.38%		0.38%
Other Expenses		0.36%		0.34%		0.34%		0.34%
Administration Fee	0.25%		0.25%		0.25%		0.25%
Miscellaneous Other Expenses	0.11%		0.09%		0.09%		0.09%
Total Annual Fund Operating Expenses[3]		1.60%		1.26%		0.96%		0.96%
Fee Waivers and/or Expense Reimbursements		—		(0.24)% [4]		(0.26)% [4]		(0.26)% [4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.60%		1.02% [4]		0.70% [4]		0.70% [4]

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Government Fund and Government Fund’s share of the allocated expenses of Master Government Securities LLC (“Government LLC”). The management fees are paid by Government LLC.
[2]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which includes the Fund’s share of Government LLC’s allocated fees waived.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC (“BlackRock”) and the Fund’s distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Government Fund’s fees or expenses to ensure that the net expenses as a percentage of the Fund’s net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Government Fund’s (i) Class 2 Shares are 0.32% higher than those of Government LLC’s initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Government LLC’s initial feeder fund through July 31, 2017. This contractual arrangement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Government Fund or by a vote of a majority of the outstanding voting securities of Government Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1	$163	$505	$871	$1,900
Class 2	$104	$376	$669	$1,502
Class 3	$ 72	$280	$506	$1,154
Class 4	$ 72	$280	$506	$1,154

Principal Investment Strategies of the Fund

Government Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain
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exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
The Fund is a “feeder” fund that invests all of its assets in Government LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Government LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Government LLC. Where applicable, “Government Fund” or the “Fund” refers also to Government LLC.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The information shows you how Government Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Government Fund
Class 3
ANNUAL TOTAL RETURNS
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.13% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Class 1	0.01%	0.00%	0.71%
Class 2	0.01%	0.00%	0.88%
Class 3	0.01%	0.00%	0.97%
Class 4	0.01%	0.00%	0.97%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Investment Manager

Government Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
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Purchase and Sale of Fund Shares

There is no minimum initial investment for the Fund’s shares, but the minimum for the Working Capital Management Account® (“WCMA”) service or other Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) business account program is $20,000 in cash and/or securities. The minimum investment for additional purchases (other than automatic purchases) is $1,000 for all accounts. Eligibility requirements for investors with a WCMA service or other Merrill Lynch business account program to invest in certain share classes of the Fund are as follows:
	Class 1	Class 2	Class 3	Class 4
Subscribers in the WCMA service or other Merrill Lynch business account program	Limited to tier 1 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be less than $250,000.	Limited to tier 2 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be between $250,000 and $999,999.	Limited to tier 3 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be between $1 million and $9,999,999.	Limited to certain eligible investors, including tier 4 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be $10 million or more.

You may have cash balances from your account automatically invested in shares of the Fund if it is designated as your primary money account and the delay with respect to such automatic investment is determined by your tier. For further information regarding the timing of sweeps for each tier, consult your Merrill Lynch Financial Advisor and/or the account agreement and program description of the WCMA service or other Merrill Lynch business account program.
You may also make manual investments of $1,000 or more in any BBIF fund not designated as your primary money account. When purchasing shares, you will be subject to the applicable annual account fee. To receive all the services available as a WCMA service or other Merrill Lynch business account program subscriber, you must complete the account opening process, including completing or supplying requested documentation.
Tax Information

Dividends and distributions of the Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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INVESTMENT COMPANY ACT FILE # 811-21197
BBIF Government Securities Fund
SPRO-BBIF-GS-0116